Statement of changes in equity (Statement) - EUR (€) € in Millions	Total	Issued capital [member]	Share premium [member]	Equity Instruments Issued Other Than Capital [Member]	Other equity interest [member]	Retained earnings [member]	Revaluation surplus [member]	Other reserves [member]	Treasury shares [member]	Equity attributable to owners of parent [member]	Interim dividends [Member]	Accumulated other comprehensive income [member]	Other comprehensive income non controlling interest [Member]	Rest of non controlling interest [Member]
Equity at beginning of period (Previously stated [member]) at Dec. 31, 2019	€ 54,925	€ 3,267	€ 23,992	€ 0	€ 56	€ 26,402	€ 0	€ (125)	€ (62)	€ 3,512	€ (1,084)	€ (7,234)	€ (3,527)	€ 9,728
Equity at beginning of period (Increase (decrease) due to changes in accounting policy [member]) at Dec. 31, 2019	0	0	0	0	0	2,986	0	6	0	0	0	(2,992)	(2,045)	2,045
Equity at beginning of period at Dec. 31, 2019	54,925	3,267	23,992	0	56	29,388	0	(119)	(62)	3,512	(1,084)	(10,226)	(5,572)	11,773
Changes in equity [abstract]
Comprehensive income	(3,315)	0	0	0	0	0	0	0	0	1,305	0	(4,014)	(1,361)	755
Changes in equity other than total income or expense recognized	(1,590)	0	0	0	(14)	1,120	0	(45)	16	(3,512)	1,084	(116)	(16)	(107)
Issue of equity	0	0	0	0	0	0	0	0	0	0	0	0	0	0
Issue of preferred shares	0	0	0	0	0	0	0	0	0	0	0	0	0	0
Issuance of other equity instruments	0	0	0	0	0	0	0	0	0	0	0	0	0	0
Period or maturity of other issued equity instruments	0	0	0	0	0	0	0	0	0	0	0	0	0	0
Increase (decrease) through conversion of convertible instruments, equity	0	0	0	0	0	0	0	0	0	0	0	0	0	0
Decrease through other distributions to owners, equity	0	0	0	0	0	0	0	0	0	0	0	0	0	0
Dividends recognised as distributions to owners	(1,190)	0	0	0	0	(1,066)	0	0	0	0	0	0	0	(124)
Purchase of treasury shares	(807)	0	0	0	0	0	0	0	(807)	0	0	0	0	0
Sale or issue of treasury shares	823	0	0	0	0	0	0	0	823	0	0	0	0	0
Equity reclassified into financial liabilities	0	0	0	0	0	0	0	0	0	0	0	0	0	0
Financial liabilities reclassified into equity	0	0	0	0	0	0	0	0	0	0	0	0	0	0
Increase (decrease) through transactions with owners, equity	0	0	0	0	0	2,585	0	(41)	0	(3,512)	1,084	(116)	(16)	16
Increase (decrease) through acquisition of subsidiary, equity	0	0	0	0	0	0	0	0	0	0	0	0	0	0
Adjustments for share-based payments	(22)	0	0	0	(22)	0	0	0	0	0	0	0	0	0
Increase (decrease) through other changes, equity	(394)	0	0	0	8	(399)	0	(4)	0	0	0	0	0	1
Equity at end of period (Previously stated [member]) at Dec. 31, 2020	50,020	3,267	23,992	0	42	30,508	0	(164)	(46)	1,305	0	(14,356)	(6,949)	12,421
Equity at end of period at Dec. 31, 2020	50,020	3,267	23,992	0	42	30,508	0	(164)	(46)	1,305	0	(14,356)	(6,949)	12,421
Changes in equity [abstract]
Comprehensive income	1,640	0	0	0	0	0	0	0	0	4,653	0	(2,512)	(1,465)	965
Changes in equity other than total income or expense recognized	(2,900)	0	(393)	0	17	1,333	0	(1,693)	(600)	(1,305)	(532)	391	0	(119)
Issue of equity	0	0	0	0	0	0	0	0	0	0	0	0	0	0
Issue of preferred shares	0	0	0	0	0	0	0	0	0	0	0	0	0	0
Issuance of other equity instruments	0	0	0	0	0	0	0	0	0	0	0	0	0	0
Period or maturity of other issued equity instruments	0	0	0	0	0	0	0	0	0	0	0	0	0	0
Increase (decrease) through conversion of convertible instruments, equity	0	0	0	0	0	0	0	0	0	0	0	0	0	0
Decrease through other distributions to owners, equity	0	0	0	0	0	0	0	0	0	0	0	0	0	0
Dividends recognised as distributions to owners	(1,045)	0	(393)	0	0	0	0	0	0	0	(532)	0	0	(119)
Purchase of treasury shares	(1,022)	0	0	0	0	0	0	0	(1,022)	0	0	0	0	0
Sale or issue of treasury shares	438	0	0	0	0	0	0	17	421	0	0	0	0	0
Equity reclassified into financial liabilities	0	0	0	0	0	0	0	0	0	0	0	0	0	0
Financial liabilities reclassified into equity	0	0	0	0	0	0	0	0	0	0	0	0	0	0
Increase (decrease) through transactions with owners, equity	0	0	0	0	0	1,693	0	(780)	0	(1,305)	0	391	0	0
Increase (decrease) through acquisition of subsidiary, equity	0	0	0	0	0	0	0	0	0	0	0	0	0	0
Adjustments for share-based payments	(11)	0	0	0	(11)	0	0	0	0	0	0	0	0	0
Increase (decrease) through other changes, equity	(1,260)	0	0	0	28	(360)	0	(930)	0	0	0	0	0	1
Equity at end of period (Previously stated [member]) at Dec. 31, 2021	48,760	3,267	23,599	0	60	31,841	0	(1,857)	(647)	4,653	(532)	(16,476)	(8,414)	13,267
Equity at end of period at Dec. 31, 2021	48,760	3,267	23,599	0	60	31,841	0	(1,857)	(647)	4,653	(532)	(16,476)	(8,414)	13,267
Changes in equity [abstract]
Comprehensive income	7,637	0	0	0	0	0	0	0	0	6,420	0	(134)	944	407
Changes in equity other than total income or expense recognized	(5,783)	(313)	(2,743)	0	3	695	0	4,202	617	(4,653)	(190)	(822)	4,358	(6,938)
Issue of equity	0	0	0	0	0	0	0	0	0	0	0	0	0	0
Issue of preferred shares	0	0	0	0	0	0	0	0	0	0	0	0	0	0
Issuance of other equity instruments	0	0	0	0	0	0	0	0	0	0	0	0	0	0
Period or maturity of other issued equity instruments	0	0	0	0	0	0	0	0	0	0	0	0	0	0
Increase (decrease) through conversion of convertible instruments, equity	0	0	0	0	0	0	0	0	0	0	0	0	0	0
Decrease through other distributions to owners, equity	0	(313)	(2,743)	0	0	250	0	(355)	3,160	0	0	0	0	0
Dividends recognised as distributions to owners	(2,370)	0	0	0	0	(1,463)	0	0	0	0	(722)	0	0	(185)
Purchase of treasury shares	(2,966)	0	0	0	0	0	0	0	(2,966)	0	0	0	0	0
Sale or issue of treasury shares	432	0	0	0	0	0	0	9	423	0	0	0	0	0
Equity reclassified into financial liabilities	0	0	0	0	0	0	0	0	0	0	0	0	0	0
Financial liabilities reclassified into equity	0	0	0	0	0	0	0	0	0	0	0	0	0	0
Increase (decrease) through transactions with owners, equity	0	0	0	0	0	2,234	0	2,709	0	(4,653)	532	(822)	4,358	(4,358)
Increase (decrease) through acquisition of subsidiary, equity	0	0	0	0	0	0	0	0	0	0	0	0	0	0
Adjustments for share-based payments	(22)	0	0	0	(22)	0	0	0	0	0	0	0	0	0
Increase (decrease) through other changes, equity	(857)	0	0	0	25	(326)	0	1,839	0	0	0	0	0	(2,395)
Equity at end of period at Dec. 31, 2022	€ 50,615	€ 2,955	€ 20,856	€ 0	€ 63	€ 32,536	€ 0	€ 2,345	€ (29)	€ 6,420	€ (722)	€ (17,432)	€ (3,112)	€ 6,736